Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 38.2%
Security	Shares	Value
Aerospace & Defense — 1.0%
Airbus SE(1)	3,240	$ 507,173
BAE Systems PLC	33,836	529,746
General Dynamics Corp.	1,774	503,834
General Electric Co.	5,014	913,350
Howmet Aerospace, Inc.	2,952	349,458
L3Harris Technologies, Inc.	1,215	299,194
Lockheed Martin Corp.	507	268,411
Northrop Grumman Corp.	712	348,631
RTX Corp.	2,520	307,011
		$ 4,026,808
Air Freight & Logistics — 0.2%
FedEx Corp.	1,265	$ 382,877
United Parcel Service, Inc., Class B	2,230	302,656
		$ 685,533
Automobiles — 0.8%
Ford Motor Co.	30,348	$ 337,773
Mercedes-Benz Group AG	7,613	428,625
Tesla, Inc.(2)	6,598	2,277,366
Toyota Motor Corp.	28,200	481,758
		$ 3,525,522
Banks — 1.5%
Bank of America Corp.	20,862	$ 991,154
BNP Paribas SA	5,907	353,613
Citigroup, Inc.	6,361	450,804
Citizens Financial Group, Inc.	13,251	637,903
Eastern Bankshares, Inc.	27,663	515,638
FB Financial Corp.	12,791	722,052
First Hawaiian, Inc.	24,943	688,676
JPMorgan Chase & Co.	1,886	470,972
Stellar Bancorp, Inc.	15,610	484,066
Veritex Holdings, Inc.	19,228	584,724
Wells Fargo & Co.	5,818	443,157
		$ 6,342,759
Beverages — 0.6%
Anheuser-Busch InBev SA	5,938	$ 319,589
Coca-Cola Co.	20,317	1,301,913
Heineken NV(1)	4,017	297,775
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	1,864	$ 304,671
Pernod Ricard SA(1)	2,054	230,458
		$ 2,454,406
Biotechnology — 0.5%
AbbVie, Inc.	2,510	$ 459,154
Amgen, Inc.	1,757	497,003
Gilead Sciences, Inc.	3,274	303,107
Regeneron Pharmaceuticals, Inc.(2)	418	313,592
Vertex Pharmaceuticals, Inc.(2)	1,349	631,507
		$ 2,204,363
Broadline Retail — 1.1%
Amazon.com, Inc.(2)	22,113	$ 4,597,072
		$ 4,597,072
Building Products — 0.6%
Carrier Global Corp.	6,260	$ 484,336
CSW Industrials, Inc.	1,967	830,841
Johnson Controls International PLC	4,357	365,378
Resideo Technologies, Inc.(2)	20,993	570,590
Trane Technologies PLC	938	390,414
		$ 2,641,559
Capital Markets — 1.9%
Ares Management Corp., Class A	3,371	$ 595,757
Brightsphere Investment Group, Inc.	18,092	564,109
Brookfield Asset Management Ltd., Class A(1)	14,444	828,481
Brookfield Corp.	13,399	823,376
CME Group, Inc.	1,471	350,098
Hamilton Lane, Inc., Class A	3,824	735,738
Houlihan Lokey, Inc.	3,302	624,375
KKR & Co., Inc.	4,301	700,504
Moelis & Co., Class A	7,455	573,886
Partners Group Holding AG(1)	412	598,989
Tradeweb Markets, Inc., Class A	4,307	583,598
Victory Capital Holdings, Inc., Class A	10,363	720,021
		$ 7,698,932
Chemicals — 0.7%
AdvanSix, Inc.	10,061	$ 326,681
Arkema SA	3,254	258,572
Corteva, Inc.	6,781	422,050
Dow, Inc.	15,463	683,619
EMS-Chemie Holding AG(1)	336	239,349
Linde PLC	1,266	583,613

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Novonesis (Novozymes), Class B	5,713	$ 335,716
Nutrien Ltd.	5,982	279,415
		$ 3,129,015
Commercial Services & Supplies — 0.1%
Waste Management, Inc.	2,488	$ 567,811
		$ 567,811
Communications Equipment — 0.2%
Arista Networks, Inc.(2)	921	$ 373,760
Cisco Systems, Inc.	4,775	282,728
		$ 656,488
Construction & Engineering — 0.2%
API Group Corp.(2)	13,493	$ 509,766
Eiffage SA	3,138	283,747
		$ 793,513
Consumer Finance — 0.5%
American Express Co.	2,080	$ 633,734
SLM Corp.	25,415	695,863
Synchrony Financial	11,093	748,999
		$ 2,078,596
Consumer Staples Distribution & Retail — 0.5%
Aeon Co. Ltd.	15,100	$ 363,101
Alimentation Couche-Tard, Inc.	11,402	667,027
Walmart, Inc.	12,799	1,183,908
		$ 2,214,036
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	20,843	$ 482,724
		$ 482,724
Electric Utilities — 1.3%
Constellation Energy Corp.	3,135	$ 804,316
Edison International	5,139	450,947
Enel SpA	91,059	656,722
Entergy Corp.	2,186	341,388
Exelon Corp.	11,876	469,814
FirstEnergy Corp.	11,738	499,452
Hydro One Ltd.(3)	34,567	1,130,467
Iberdrola SA	28,270	403,710
PG&E Corp.	33,013	714,071
		$ 5,470,887
Security	Shares	Value
Electrical Equipment — 0.4%
Eaton Corp. PLC	2,106	$ 790,635
GE Vernova, Inc.(2)	1,253	418,652
nVent Electric PLC	6,232	488,028
		$ 1,697,315
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	6,362	$ 309,638
Hexagon AB, Class B	32,299	275,534
Keyence Corp.	700	303,674
Knowles Corp.(2)	30,087	585,493
		$ 1,474,339
Energy Equipment & Services — 0.2%
Baker Hughes Co.	9,672	$ 425,084
Halliburton Co.	8,455	269,376
Schlumberger NV	7,342	322,608
		$ 1,017,068
Financial Services — 1.3%
Apollo Global Management, Inc.	4,111	$ 719,548
Berkshire Hathaway, Inc., Class B(2)	2,921	1,410,902
Corebridge Financial, Inc.	17,560	568,417
Enact Holdings, Inc.	12,600	443,646
Equitable Holdings, Inc.	12,532	604,418
Mastercard, Inc., Class A	955	508,958
PayPal Holdings, Inc.(2)	5,860	508,472
Visa, Inc., Class A	1,751	551,705
		$ 5,316,066
Food Products — 0.6%
Barry Callebaut AG(1)	180	$ 275,082
Danone SA	6,346	434,701
Kerry Group PLC, Class A	3,542	343,142
Nestle SA	10,874	944,670
Saputo, Inc.	23,295	434,239
		$ 2,431,834
Ground Transportation — 0.8%
Canadian National Railway Co.	2,699	$ 301,369
CSX Corp.	13,567	495,874
Schneider National, Inc., Class B	12,556	422,007
TFI International, Inc.	3,458	526,474
Uber Technologies, Inc.(2)	8,418	605,759

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation (continued)
U-Haul Holding Co., Non Voting Shares	6,484	$ 404,861
Union Pacific Corp.	1,711	418,613
		$ 3,174,957
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	6,893	$ 818,682
Becton Dickinson & Co.	1,240	275,156
Boston Scientific Corp.(2)	10,917	989,735
Cochlear Ltd.	1,957	389,766
EssilorLuxottica SA	1,776	432,332
GE HealthCare Technologies, Inc.	6,460	537,601
Intuitive Surgical, Inc.(2)	1,642	889,964
Medtronic PLC	7,389	639,444
Stryker Corp.	1,228	481,560
Zimmer Biomet Holdings, Inc.	2,913	326,547
		$ 5,780,787
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	3,635	$ 444,342
Cencora, Inc.	1,718	432,163
Centene Corp.(2)	4,413	264,780
Fresenius SE & Co. KGaA(2)	11,554	407,307
HCA Healthcare, Inc.	1,326	433,894
McKesson Corp.	752	472,632
Sonic Healthcare Ltd.	16,079	300,620
UnitedHealth Group, Inc.	1,798	1,097,139
		$ 3,852,877
Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc., Class A(2)	2,480	$ 337,553
Booking Holdings, Inc.	147	764,691
		$ 1,102,244
Household Durables — 0.5%
Installed Building Products, Inc.	3,587	$ 820,490
Sony Group Corp.	18,700	375,365
Tri Pointe Homes, Inc.(2)	22,865	995,313
		$ 2,191,168
Household Products — 0.1%
Procter & Gamble Co.	2,467	$ 442,234
		$ 442,234
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	1,972	$ 315,204
		$ 315,204
Industrial Conglomerates — 0.5%
Hitachi Ltd.	33,000	$ 831,488
Honeywell International, Inc.	2,248	523,627
Siemens AG	2,117	411,847
Smiths Group PLC	14,453	326,309
		$ 2,093,271
Industrial REITs — 0.1%
ProLogis, Inc.	2,170	$ 253,413
		$ 253,413
Insurance — 1.2%
Allianz SE	1,601	$ 496,339
American International Group, Inc.	10,842	833,533
Brighthouse Financial, Inc.(2)	7,232	378,017
Fairfax Financial Holdings Ltd.	275	390,124
Hartford Financial Services Group, Inc.	5,039	621,359
Markel Group, Inc.(2)	355	632,937
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,557	815,925
Prudential Financial, Inc.	3,771	488,005
QBE Insurance Group Ltd.	33,792	441,577
		$ 5,097,816
Interactive Media & Services — 1.7%
Alphabet, Inc., Class A	13,323	$ 2,250,921
Alphabet, Inc., Class C	11,322	1,930,288
Meta Platforms, Inc., Class A	5,036	2,892,275
		$ 7,073,484
IT Services — 0.3%
International Business Machines Corp.	1,635	$ 371,815
Otsuka Corp.	19,200	479,475
Shopify, Inc., Class A(2)	4,100	473,909
		$ 1,325,199
Life Sciences Tools & Services — 0.1%
IQVIA Holdings, Inc.(2)	1,228	$ 246,632
		$ 246,632
Machinery — 1.0%
Caterpillar, Inc.	1,767	$ 717,597
Deere & Co.	1,150	535,785

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Fortive Corp.	6,449	$ 511,599
Illinois Tool Works, Inc.	1,729	479,832
Ingersoll Rand, Inc.	4,577	476,786
Otis Worldwide Corp.	4,846	499,041
PACCAR, Inc.	7,012	820,404
		$ 4,041,044
Media — 0.3%
Fox Corp., Class B	11,208	$ 501,334
News Corp., Class B(1)	17,717	568,538
		$ 1,069,872
Metals & Mining — 0.3%
Barrick Gold Corp.	16,042	$ 280,934
BHP Group Ltd.(1)	10,961	289,100
Rio Tinto Ltd.(1)	4,853	375,741
Wheaton Precious Metals Corp.	5,207	323,989
		$ 1,269,764
Oil, Gas & Consumable Fuels — 2.2%
Antero Midstream Corp.	29,666	$ 473,766
California Resources Corp.	7,710	456,124
Cenovus Energy, Inc.	15,037	238,204
Cheniere Energy, Inc.	2,596	581,530
Chevron Corp.	2,689	435,430
ConocoPhillips	6,656	721,104
Devon Energy Corp.	13,202	501,016
DT Midstream, Inc.	7,539	800,039
Enbridge, Inc.	8,186	354,123
Exxon Mobil Corp.	11,215	1,322,921
Hess Corp.	2,278	335,276
Magnolia Oil & Gas Corp., Class A	15,206	421,814
Occidental Petroleum Corp.	5,477	277,027
Phillips 66	2,920	391,222
PrairieSky Royalty Ltd.(1)	26,792	568,886
Suncor Energy, Inc.	14,639	582,465
Targa Resources Corp.	1,534	313,396
TC Energy Corp.	9,665	471,187
		$ 9,245,530
Passenger Airlines — 0.2%
Air Canada(1)(2)	24,074	$ 429,159
Delta Air Lines, Inc.	9,870	629,903
		$ 1,059,062
Security	Shares	Value
Personal Care Products — 0.1%
L'Oreal SA	1,302	$ 453,690
		$ 453,690
Pharmaceuticals — 1.8%
AstraZeneca PLC	3,695	$ 500,943
Bristol-Myers Squibb Co.	12,765	755,943
Eli Lilly & Co.	2,049	1,629,672
GSK PLC	14,182	241,335
Johnson & Johnson	5,143	797,216
Merck & Co., Inc.	5,175	525,987
Novartis AG	8,581	910,114
Novo Nordisk AS, Class B	2,822	302,843
Pfizer, Inc.	19,304	505,958
Roche Holding AG PC	1,098	319,152
Sanofi SA	4,338	421,956
Takeda Pharmaceutical Co. Ltd.	13,700	373,470
		$ 7,284,589
Professional Services — 0.5%
Automatic Data Processing, Inc.	1,583	$ 485,870
Parsons Corp.(2)	6,380	611,906
Science Applications International Corp.	3,293	409,156
Verra Mobility Corp.(2)	19,964	472,348
		$ 1,979,280
Retail REITs — 0.1%
Realty Income Corp.	4,804	$ 278,104
		$ 278,104
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.(2)	3,080	$ 422,499
ASML Holding NV(1)	886	606,299
Broadcom, Inc.	10,180	1,649,974
GlobalFoundries, Inc.(1)(2)	7,731	334,366
Marvell Technology, Inc.	6,027	558,643
Microchip Technology, Inc.	4,152	283,042
Micron Technology, Inc.	2,671	261,625
NVIDIA Corp.	59,721	8,256,428
		$ 12,372,876
Software — 2.2%
Adobe, Inc.(2)	552	$ 284,793
Alarm.com Holdings, Inc.(2)	11,496	748,850
Atlassian Corp., Class A(2)	1,995	525,842

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	16,609	$ 7,033,247
Salesforce, Inc.	1,194	394,008
		$ 8,986,740
Specialized REITs — 0.4%
Equinix, Inc.	351	$ 344,499
Four Corners Property Trust, Inc.	28,153	836,426
VICI Properties, Inc.	20,810	678,614
		$ 1,859,539
Specialty Retail — 0.3%
Home Depot, Inc.	1,419	$ 608,936
Industria de Diseno Textil SA	11,351	627,303
		$ 1,236,239
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	34,856	$ 8,272,374
Hewlett Packard Enterprise Co.	24,248	514,543
HP, Inc.	8,203	290,632
NetApp, Inc.	2,518	308,808
Pure Storage, Inc., Class A(2)	5,062	268,235
Western Digital Corp.(2)	4,292	313,273
		$ 9,967,865
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG	2,000	$ 473,652
		$ 473,652
Tobacco — 0.2%
Philip Morris International, Inc.	4,852	$ 645,607
		$ 645,607
Trading Companies & Distributors — 0.4%
Brenntag SE	9,349	$ 604,645
GMS, Inc.(2)	5,976	599,691
United Rentals, Inc.	442	382,772
		$ 1,587,108
Total Common Stocks (identified cost $96,110,367)		$158,266,493

Exchange-Traded Funds — 30.3%
Security	Shares	Value
Equity Funds — 7.9%
iShares MSCI India ETF(1)	227,900	$ 12,484,362
iShares MSCI South Korea ETF	124,900	7,173,007
iShares MSCI Taiwan ETF	249,800	13,276,870
		$ 32,934,239
Fixed Income Funds — 22.4%
Janus Henderson Mortgage-Backed Securities ETF(1)	2,042,100	$ 92,793,024
		$ 92,793,024
Total Exchange-Traded Funds (identified cost $123,146,599)		$125,727,263

U.S. Treasury Obligations — 28.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$7,949	$ 5,008,088
1.375%, 11/15/40	7,503	4,901,797
1.75%, 8/15/41	3,359	2,295,002
1.875%, 2/15/41	3,368	2,378,691
2.00%, 11/15/41	3,574	2,531,257
2.25%, 5/15/41	3,765	2,814,486
2.75%, 8/15/42	2,648	2,092,805
3.375%, 8/15/42	1,831	1,589,680
3.875%, 8/15/40	2,232	2,113,353
4.00%, 11/15/42	4,169	3,943,952
4.375%, 11/15/39	1,781	1,790,628
U.S. Treasury Notes:
0.25%, 8/31/25	4,372	4,238,711
0.75%, 5/31/26	8,635	8,199,540
1.00%, 12/15/24(1)	1,856	1,853,418
1.50%, 2/15/25	2,256	2,241,825
2.25%, 11/15/25	3,745	3,671,010
3.875%, 1/15/26	10,687	10,637,242
4.00%, 12/15/25	11,831	11,789,843
4.00%, 2/15/26	16,151	16,094,750
4.00%, 1/15/27	4,233	4,218,216
4.25%, 10/15/25	4,776	4,770,319
4.25%, 3/15/27	4,053	4,060,890
4.50%, 11/15/25	9,744	9,756,188

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.625%, 2/28/26	$4,292	$ 4,307,526
Total U.S. Treasury Obligations (identified cost $121,129,095)		$117,299,217

Short-Term Investments — 2.6%
Affiliated Fund — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58%(4)	8,281,539	$ 8,281,539
Total Affiliated Fund (identified cost $8,281,539)		$ 8,281,539

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.63%(5)	2,613,047	$ 2,613,047
Total Securities Lending Collateral (identified cost $2,613,047)		$ 2,613,047
Total Short-Term Investments (identified cost $10,894,586)		$ 10,894,586
Total Investments — 99.4% (identified cost $351,280,647)		$412,187,559
Other Assets, Less Liabilities — 0.6%		$ 2,384,593
Net Assets — 100.0%		$414,572,152
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at November 30, 2024. The aggregate market value of securities on loan at November 30, 2024 was $8,543,230 and the total market value of the collateral received by the Fund was $8,792,419, comprised of cash of $2,613,047 and U.S. government and/or agencies securities of $6,179,372.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $1,130,467 or 0.3% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	62.3%	$258,209,542
Canada	2.1	8,779,839
Germany	0.9	3,638,340
Japan	0.8	3,208,331
France	0.7	2,954,286
Switzerland	0.5	2,023,534
Australia	0.4	1,796,804
United Kingdom	0.3	1,356,998
Spain	0.2	1,031,013
Italy	0.2	656,722
Denmark	0.1	638,559
Taiwan	0.1	606,299
Ireland	0.1	343,142
Brazil	0.1	323,989
Belgium	0.1	319,589
Netherlands	0.1	297,775
Sweden	0.1	275,534
Exchange-Traded Funds	30.3	125,727,263
Total Investments	99.4%	$412,187,559
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2024.
Affiliated Investments
At November 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $8,281,539, which represents 2.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$18,229,478	$7,038,883	$(16,986,822)	$ —	$ —	$8,281,539	$128,491	8,281,539
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 8,626,080	$ —	$ —	$ 8,626,080
Consumer Discretionary	10,739,194	2,386,703	—	13,125,897
Consumer Staples	4,979,599	3,662,208	—	8,641,807
Energy	10,262,598	—	—	10,262,598
Financials	23,827,726	2,706,443	—	26,534,169
Health Care	14,769,410	4,599,838	—	19,369,248
Industrials	20,852,306	3,494,955	—	24,347,261
Information Technology	33,118,525	1,664,982	—	34,783,507
Materials	2,900,301	1,498,478	—	4,398,779
Real Estate	2,391,056	—	—	2,391,056
Utilities	4,725,659	1,060,432	—	5,786,091
Total Common Stocks	$137,192,454	$21,074,039*	$ —	$158,266,493
Exchange-Traded Funds	$125,727,263	$ —	$ —	$125,727,263
U.S. Treasury Obligations	—	117,299,217	—	117,299,217
Short-Term Investments:
Affiliated Fund	8,281,539	—	—	8,281,539

Eaton Vance
Richard Bernstein All Asset Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 2,613,047	$ —	$ —	$ 2,613,047
Total Investments	$273,814,303	$138,373,256	$ —	$412,187,559
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Name Change
Effective February 3, 2025, the name of the Fund will change to Eaton Vance RBA All Asset Strategy Fund.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.